Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Fair Value Measurements
Fair Value Measurements

18.Fair Value Measurements

In accordance with ASC 820, Fair Value Measurements and Disclosures (ASC 820), the Company measures and accounts for certain assets and liabilities at fair value on a recurring basis. ASC 820 provides a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

Fair values determined by Level 1 inputs use quoted prices in active markets for identical liabilities that the Company has the ability to access. Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar liabilities in active markets and other inputs, such as interest rates and yield curves, that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related liability. These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the liability.

There were no Level 1 or 2 assets or liabilities in any period. The Company’s Level 3 liabilities were its warrants and derivative. See Note 17 for details of the method and inputs used to measure fair value of the derivative liabilities as of December 31, 2025 and 2024.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each liability.

Investments that are measured at fair value using net asset value per share (or its equivalent) as a practical expedient are not classified in the fair value hierarchy below.

The following tables present information about the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024 and the valuation techniques used by the Company to determine those fair values:

	Liabilities Measured at Fair Value on a Recurring Basis at
	December 31, 2025
	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Balance at
	Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2025
Liabilities
Warrants (Note 17)	$—	$—	$5,624	$5,624
Contingent consideration (Note 7)	—	—	748	748
Derivative – conversion feature embedded in convertible debt (Note 17)	—	—	—	—
Total liabilities	$—	$—	$6,372	$6,372

	Liabilities Measured at Fair Value on a Recurring Basis at
	December 31, 2024
	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Balance at
	Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2024
Liabilities
Warrants (Note 17)	$—	$—	$6,264	$6,264
Contingent consideration (Note 7)	—	—	811	811
Derivative - conversion feature embedded in convertible debt (Note 17)	—	—	393	393
Total Liabilities	$—	$—	$7,468	$7,468

Changes in Level 3 derivative liabilities, including conversion feature embedded in convertible debt and warrants, measured at fair value on a recurring basis as of December 31, 2025 and 2024 are as follows:

	Warrant and Derivative
	Liability
	2025	2024
Balance	$6,657	$6,816
Purchases, issuances, sales, and settlements:
Derivative – conversion feature embedded in convertible debt (Note 17)	(393)	393
Warrants exercised	(104)	(918)
Unrealized (gains) losses included in earnings related to investments still held as of reporting date	(536)	366
Balance	$5,624	$6,657

Realized gains and losses are reported as interest expense in the consolidated statements of operations. Realized losses (gains) on the derivative liabilities of $(536) and $366 were recognized as of December 31, 2025 and 2024, respectively.

Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 liability. As a result, the unrealized gains and losses for this liability presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.